SCHWAB STRATEGIC TRUST

Schwab U.S. REIT ETFTM

Supplement dated July 21, 2014 to the Statement of Additional Information dated June 30, 2014

Schwab Fundamental Index* ETFs

Supplement dated July 21, 2014 to the Statement of Additional Information dated June 30, 2014

(each, an “SAI” and collectively the “SAIs”)

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Schwab U.S. REIT ETF

The section “Securities Beneficially Owned By Each Trustee” on page 24 of the Schwab U.S. REIT ETF SAI is deleted and is replaced in its entirety with the following:

Securities Beneficially Owned By Each Trustee

The following table provides each Trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2013.

Dollar Range of Trustee Ownership of Equity Securities in the fund
Name of Trustee	Schwab U.S. REIT ETF	Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
Interested Trustee
Walter W. Bettinger II	None	Over $100,000
Independent Trustees
Robert W. Burns	None	Over $100,000
Stephen Timothy Kochis	None	Over $100,000
Charles A. Ruffel	None	$50,001 - $100,000

Schwab Fundamental Index ETFs

The section “Securities Beneficially Owned By Each Trustee” on page 29 of the Schwab Fundamental Index ETFs SAI is deleted and is replaced in its entirety with the following:

Securities Beneficially Owned By Each Trustee

The following table provides each Trustee’s equity ownership of the funds and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2013.

Dollar Range of Trustee Ownership of Equity Securities in the fund
Name of Trustee	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF	Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
Interested Trustee
Walter W. Bettinger II	Over $100,000	None	None	None	None	None	Over $100,000
Independent Trustees
Robert W. Burns	None	None	None	None	None	None	Over $100,000
Stephen T. Kochis	None	None	None	None	None	None	Over $100,000
Charles A. Ruffel	None	None	None	None	None	None	$50,001 - $100,000

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC

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